Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income

Federal and state income taxes charged to income are as follows:

	2023	2022	2021
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$(14,222)	$22,539	$28,100
State	(3,716)	6,026	8,218
Total current income taxes	(17,938)	28,565	36,318
Deferred income taxes:
Federal	24,885	(6,920)	(7,286)
State	7,768	214	(91)
Total deferred income taxes	32,653	(6,706)	(7,377)
Total income tax expense	$14,715	$21,859	$28,941

Schedule Of Effective Income Tax Rate

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2023	2022	2021
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	3.9%	3.9%	4.0%
Depreciation flow through and amortization	(12.9)%	(7.8)%	(6.3)%
AFUDC – equity	(0.3)%	0.9%	0.4%
Noncontrolling interests in subsidiaries	9.0%	—%	—%
Other – net	(0.2)%	0.4%	0.4%
Effective tax rate	20.5%	18.4%	19.5%

Schedule Of Deferred Tax Assets And Liabilities

The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2023 and 2022 are as follows:

	2023	2022
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$409,675	$341,473
Regulatory assets recoverable through future rates	108,823	123,669
Other	17,694	17,953
Total deferred tax liabilities	536,192	483,095
Deferred tax assets:
Investment tax credit	5	6
Regulatory liabilities including ARO	168,619	167,725
Investments in tax partnerships	2,501	—
Other	3,579	2,723
Total deferred tax assets	174,704	170,454
Deferred income tax liability – net	$361,488	$312,641

Reconciliation Of Unrecognized Tax Benefits

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	(In Thousands)
Unrecognized tax benefits at January 1	$—	$—	$7,368
Gross decreases – prior period tax positions	—	—	(7,368)
Unrecognized tax benefits at December 31	$—	$—	$—

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income

Federal and state income taxes charged to income are as follows:

	2023	2022	2021
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$1,816	$31,286	$36,353
State	268	8,185	10,325
Total current income taxes	2,084	39,471	46,678
Deferred income taxes:
Federal	17,631	(6,822)	(7,283)
State	5,951	238	(90)
Total deferred income taxes	23,582	(6,584)	(7,373)
Total income tax expense	$25,666	$32,887	$39,305

Schedule Of Effective Income Tax Rate	The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2023	2022	2021
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	3.9%	3.9%	4.0%
Depreciation flow through and amortization	(8.0)%	(5.7)%	(4.9)%
AFUDC – equity	(0.2)%	0.7%	0.3%
Noncontrolling interests in subsidiaries	5.6%	—%	—%
Other – net	(0.1)%	0.3%	0.3%
Effective tax rate	22.2%	20.2%	20.7%

Schedule Of Deferred Tax Assets And Liabilities

The significant items comprising AES Indiana’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2023 and 2022 are as follows:

	2023	2022
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$409,675	$341,473
Regulatory assets recoverable through future rates	108,823	123,669
Other	7,975	22,717
Total deferred tax liabilities	526,473	487,859
Deferred tax assets:
Investment tax credit	5	6
Regulatory liabilities including ARO	168,619	167,726
Investments in tax partnerships	2,483	—
Operating loss carryforwards	9,230	—
Other	3,579	15,020
Total deferred tax assets	183,916	182,752
Deferred income tax liability – net	$342,557	$305,107

Reconciliation Of Unrecognized Tax Benefits

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	(In Thousands)
Unrecognized tax benefits at January 1	$—	$—	$7,368
Gross decreases – prior period tax positions	—	—	(7,368)
Unrecognized tax benefits at December 31	$—	$—	$—